Convertible Senior Notes (Details)	1 Months Ended						12 Months Ended
	Nov. 30, 2021 CNY (¥)	Nov. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Apr. 30, 2019 CNY (¥)	Apr. 30, 2019 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2023 USD ($)	Jan. 31, 2023 CNY (¥)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Jun. 01, 2020 $ / shares	Apr. 30, 2019 USD ($)	Apr. 01, 2019 $ / shares
Debt Instrument [Line Items]
Long-term debt principal amount							¥ 652,000		¥ 8,782,848,000
Unamortized debt issuance costs							(6,000)		(99,698,000)
Gain (loss) on repurchase of debt instrument							292,213,000	$ 41,157,000	1,318,594,000
Long-Term Debt, Maturity, Year One							57,100,000
Long-term debt, Maturity, Year two and three							6,200,000,000
Long-term debt, Maturity, After year three							0
Fair Value, Inputs, Level 2 [Member]
Debt Instrument [Line Items]
Long-term debt, Fair value							5,800,000,000
April 2026 Notes [Member]
Debt Instrument [Line Items]
Long-term debt principal amount							¥ 3,040,900,000		2,990,200,000											$ 500,000,000
Long-term debt interest rate					1.375%		1.74%						1.74%							1.375%
Proceeds from issuance of Long-term Debt, net of issuance cost					¥ 3,356,100,000	$ 488,200,000
Long-term debt issuance cost					¥ 81,100,000															$ 11,800,000
Debt instrument repurchase face amount percentage					100.00%	100.00%
Unamortized debt issuance costs							¥ 23,600,000		33,400,000
Interest expense debt							51,900,000	7,400,000		$ 7,300,000		$ 7,600,000
Amount of covertible debt							3,017,300,000						$ 426,000,000
Debt conversion, Original debt, Amount | $										14,000		70,600,000
2027 Notes [Member]
Debt Instrument [Line Items]
Long-term debt principal amount							¥ 700,000		5,195,600,000									$ 800,000,000
Long-term debt interest rate			1.25%				1.52%						1.52%					1.25%
Proceeds from issuance of Long-term Debt, net of issuance cost			¥ 5,594,800,000	$ 786,100,000
Long-term debt issuance cost			¥ 98,600,000															$ 13,900,000
Debt instrument repurchase face amount percentage			100.00%	100.00%
Unamortized debt issuance costs							¥ 5,700		58,000,000
Interest expense debt							34,800,000	5,000,000		11,800,000		11,900,000
Debt conversion, Original debt, Amount | $												1,000
Debt instrument repurchased face amount							5,300,000,000		385,700,000				$ 745,900,000			$ 54,000,000
Repayments of notes payable							5,300,000,000	745,900,000	352,000,000	49,300,000
Gain (loss) on repurchase of debt instrument							(54,000,000)	(7,600,000)	29,300,000	4,100,000
December 2026 Notes [Member]
Debt Instrument [Line Items]
Long-term debt principal amount							¥ 3,062,600,000		5,792,600,000					¥ 2,600,000,000	$ 384,800,000		$ 1,600,000,000
Long-term debt interest rate	0.50%						0.80%						0.80%				0.50%
Proceeds from issuance of Long-term Debt, net of issuance cost	¥ 10,100,000,000	$ 1,576,600,000									¥ 10,100,000,000	1,576,600,000
Long-term debt issuance cost	¥ 149,600,000																$ 23,400,000
Debt instrument repurchase face amount percentage	100.00%	100.00%
Unamortized debt issuance costs							¥ 26,200,000		66,300,000
Interest expense debt							25,200,000	3,600,000		11,000,000		$ 1,400,000
Amount of covertible debt							3,036,400,000						$ 428,700,000
Debt instrument repurchased face amount							104,000,000		5,200,000,000				14,500,000			$ 768,300,000
Repayments of notes payable							93,300,000	13,000,000	3,800,000,000	568,600,000
Gain (loss) on repurchase of debt instrument							9,800,000	1,400,000	¥ 1,289,500,000	$ 190,300,000
American Depository Shares [Member] | April 2026 Notes [Member]
Debt Instrument [Line Items]
Long-term debt principal amount | $																				$ 1,000
Convertible debt, conversion rate					40.404	40.404
Convertible debt, conversion price | $ / shares																					$ 24.75
Debt conversion, Converted instrument, Shares issued | shares									565	565	2,854,253	2,854,253
American Depository Shares [Member] | 2027 Notes [Member]
Debt Instrument [Line Items]
Long-term debt principal amount | $																		$ 1,000
Convertible debt, conversion rate			24.5516	24.5516
Convertible debt, conversion price | $ / shares																			$ 40.73
Debt conversion, Converted instrument, Shares issued | shares											24	24
American Depository Shares [Member] | December 2026 Notes [Member]
Debt Instrument [Line Items]
Long-term debt principal amount | $																	$ 1,000
Convertible debt, conversion rate	10.6419	10.6419
Convertible debt, conversion price | $ / shares																	$ 93.97
Debt instrument repurchased face amount							2,600,000,000						384,800,000
Debt instrument repurchased amount							2,200,000,000						$ 331,200,000	¥ 2,200,000,000	$ 331,200,000
Gain (loss) on repurchase of debt instrument							¥ 336,500,000	$ 49,500,000